Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Redeemable convertible preferred stock, par value (in usd per shares)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized (in shares)	1,000	105,922
Redeemable convertible preferred stock, shares, issued (in shares)	0	0
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	440,000	128,467
Common stock, shares, issued (in shares)	178,089	108,697
Redeemable convertible preferred stock, shares outstanding (in shares)	0	0